Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Weighted Average Number of Diluted Shares Outstanding [Line Items]
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	60,907,274	59,968,174	60,379,338
Effect of dilutive share options outstanding	1,345,977	482,532	691,348
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share	62,253,251	60,450,706	61,070,686